Employee Benefits - Summary of Employee Benefit Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Payroll, profit sharing and bonuses	R$ 5,407,990	R$ 2,315,517	R$ 2,350,182
Pension Plan	186,373	93,528	41,923
Share-based payments	163,345	58,855	40,505
Charges on restricted shares	68,617	59,753	22,428
Health care, food and other benefits	684,992	253,510	177,135
Charges, taxes and social contributions	635,248	231,384	181,240
INSS	188,131	171,615	156,912
Total	R$ 7,334,696	R$ 3,184,162	R$ 2,970,325